Fair value measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Credit card receivables	$ 12,414,101	$ 8,233,123
Loans to customers	3,201,636	1,676,276
Compulsory deposits at central banks	7,447,483	2,778,019
Other receivables	1,689,030	521,670
Other financial assets	131,519	478,283
Securities	104,420
Total Assets	24,988,189	13,687,371
Deposits in electronic money	2,388,601	1,534,582
Bank receipt of deposits (RDB)	21,054,443	14,273,959
Bank certificate of deposit (CDB)	248,086
Payables to network	9,755,285	7,054,783
Borrowings and financing	1,136,344	585,568
Total Liabilities	34,582,759	23,448,892
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Credit card receivables
Loans to customers
Other receivables
Securities	104,668
Total Assets	104,668
Bank certificate of deposit (CDB)	249,009
Payables to network	9,605,576	6,399,704
Borrowings and financing	1,136,978
Total Liabilities	10,991,563	6,399,704
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Credit card receivables	12,821,731	8,204,077
Loans to customers	3,212,542	1,920,518
Other receivables	1,691,884	522,359
Securities
Total Assets	17,726,157	10,646,954
Bank certificate of deposit (CDB)
Payables to network
Borrowings and financing
Total Liabilities